U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

June 2, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	PROCURE ETF TRUST II (the “Trust”)
Securities Act Registration No.: 333-222463
Investment Company Act Registration No.: 811-23323
Procure Disaster Recovery Strategy ETF (S000061583)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Procure Disaster Recovery Strategy ETF (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated May 22, 2022, and filed electronically as Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N‑1A on May 20, 2022.
If you have any questions or require further information, please contact Isabella K. Zoller at isabella.zoller@usbank.com.
Sincerely,

/s/ Isabella K. Zoller
Isabella K. Zoller
U.S. Bank Global Fund Services
as Administrator of the Trust